UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2010

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	.80%
Actual		$ 1,000.00	$ 1,035.00	$ 4.04
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.79%
Actual		$ 1,000.00	$ 1,035.00	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.45%
Actual		$ 1,000.00	$ 1,031.80	$ 7.30
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,031.10	$ 7.81
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,035.60	$ 2.78
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
California	13.5	12.5
Texas	12.6	12.4
Illinois	10.2	9.2
New York	9.8	10.6
Washington	5.7	5.8
Top Five Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.3	33.4
Health Care	19.9	17.5
Water & Sewer	8.9	9.2
Transportation	8.1	8.6
Special Tax	7.9	7.6
Weighted Average Maturity as of April 30, 2010
		6 months ago
Years	7.5	8.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2010
6 months ago
Years	7.9	8.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
AAA 11.6%	AAA 9.3%
AA,A 74.5%	AA,A 68.7%
BBB 7.2%	BBB 16.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.2%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,577,430
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,088,070
		2,665,500
Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,598,784
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,092,390
5.25% 10/1/20 (FSA Insured)	1,600,000	1,763,344
5.25% 10/1/21 (FSA Insured)	850,000	928,396
5.25% 10/1/26 (FSA Insured)	500,000	531,235
5.25% 10/1/28 (FSA Insured)	1,600,000	1,679,856
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,353,153
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,035,050
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,465,207
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,326,016
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,542,662
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,268,020
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,013,160
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (g)	2,000,000	2,124,460
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,440,018
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	2,000,000	2,080,900
Series 2009 A, 5% 7/1/39	2,500,000	2,604,250
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (h)	3,750,000	3,389,925
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	$ 1,000,000	$ 992,850
5.25% 12/1/22	1,500,000	1,505,415
		33,136,307
California - 13.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,710,208
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	661,933
Series A, 5% 7/1/18	1,400,000	1,577,436
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,322
5% 11/1/24	2,400,000	2,475,576
5% 6/1/27 (AMBAC Insured)	600,000	607,554
5% 9/1/27	1,410,000	1,429,726
5% 3/1/31	1,800,000	1,799,874
5% 9/1/31	1,500,000	1,499,895
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	844,966
5% 9/1/32	1,600,000	1,593,488
5% 8/1/33	1,300,000	1,292,655
5% 9/1/33	1,800,000	1,790,064
5% 9/1/35	2,600,000	2,577,692
5.125% 11/1/24	600,000	612,954
5.25% 2/1/16	1,000,000	1,086,960
5.25% 2/1/24	1,000,000	1,034,480
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	507,725
5.25% 2/1/28	1,200,000	1,217,364
5.25% 2/1/33	2,000,000	2,015,540
5.25% 12/1/33	20,000	20,189
5.25% 3/1/38	2,600,000	2,626,364
5.5% 8/1/27	2,100,000	2,214,975
5.5% 8/1/29	2,800,000	2,927,988
5.5% 8/1/30	2,000,000	2,084,520
5.5% 11/1/33	5,400,000	5,539,212
6% 3/1/33	2,600,000	2,865,434
6% 4/1/38	4,400,000	4,782,096
6% 11/1/39	11,700,000	12,760,020
6.5% 4/1/33	3,800,000	4,266,412
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	$ 1,000,000	$ 1,027,490
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,149,306
Series 2009 E, 5.625% 7/1/25	2,000,000	2,089,300
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,089,390
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,008,467
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,554,770
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,255,512
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	1,000,000	1,070,370
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,946,700
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,640,144
5% 11/1/21	1,760,000	1,779,712
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,010,870
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,794,843
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,391,632
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,599,657
Series 2005 H, 5% 6/1/18	1,425,000	1,468,676
Series 2009 G1, 5.75% 10/1/30	600,000	612,192
Series 2009 I:
6.125% 11/1/29	400,000	426,816
6.375% 11/1/34	1,000,000	1,071,650
Series 2010 A, 5.75% 3/1/30	1,000,000	1,020,970
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,720,994
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	519,405
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,016,500
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	$ 3,600,000	$ 3,915,036
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,274,325
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,281,992
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	616,973
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	404,884
5.75% 1/15/40	600,000	577,650
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,700,251
5% 6/1/45	1,000,000	901,530
Series 2007 A1, 5% 6/1/33	400,000	322,268
5% 6/1/45 (FSA Insured)	125,000	119,240
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,077,190
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,332,070
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	321,777
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	4,033,880
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,311,011
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,222,220
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	974,710
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,024,940
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,072,210
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,122,000
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,056,867
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,015,780
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	263,390
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,770,000
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	400,000	450,056
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	996,670
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,209,747
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	598,910
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	416,984
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,541,164
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	605,500
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	672,403
5.5% 5/15/20 (AMBAC Insured)	740,000	751,300
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,755,754
Series 2009 O, 5.75% 5/15/30	5,985,000	6,781,723
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,091,430
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	746,711
		159,049,534
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 1.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	$ 1,810,000	$ 1,964,266
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	2,800,000	1,717,184
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	896,008
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,016,580
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	232,692
Series A, 5% 7/1/14	570,000	557,226
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,542,546
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (h)	1,200,000	939,648
0% 10/1/22 (Escrowed to Maturity) (h)	6,100,000	3,709,471
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000,000	1,066,310
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,317,606
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	821,400
		19,780,937
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,275,720
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (g)	3,350,000	3,337,337
		5,613,057
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,156,260
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,972,549
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,490,000	$ 1,506,837
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,683,552
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,873,984
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	703,260
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,347,927
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,239,100
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,885,608
		18,369,077
Florida - 4.1%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,012,530
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,054,000
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,564,080
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,595,910
5% 6/1/17 (FSA Insured)	1,000,000	1,050,980
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	620,904
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,070
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,059,370
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	564,020
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,278,074
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	1,013,610
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,200,000	2,304,500
Series 2005 B:
5% 11/15/30	505,000	501,152
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	$ 70,000	$ 80,227
Series 2006 G:
5% 11/15/16	95,000	104,942
5% 11/15/16 (Escrowed to Maturity) (h)	5,000	5,736
5.125% 11/15/18	965,000	1,036,564
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35,000	40,411
Series B:
5% 11/15/14	875,000	982,039
5% 11/15/14 (Escrowed to Maturity) (h)	125,000	142,200
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,146,960
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,420,881
5% 7/1/19	2,230,000	2,253,906
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	1,000,000	1,137,920
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	400,000	386,056
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,053,570
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,016,470
Series 2009 B, 5% 10/1/18	4,790,000	4,991,324
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	1,500,000	1,507,635
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,075,040
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,501,760
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,196,642
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,008,490
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,000,000	1,044,520
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 523,295
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,431,864
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,317,230
		48,097,882
Georgia - 3.5%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000,000	2,064,660
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (g)	1,000,000	1,071,000
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	2,400,000	2,430,768
5% 11/1/43	9,070,000	9,087,959
Series 2009 A:
6% 11/1/25	3,000,000	3,255,120
6.25% 11/1/39	3,500,000	3,702,615
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,273,172
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	1,100,000	706,717
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	1,800,000	1,156,446
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	943,280
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	1,500,000	1,616,235
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,511,352
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	5,315,000	3,414,728
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,612,220
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,500,000	1,606,175
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,310,000	1,484,106
		40,936,553
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,300,000	$ 1,403,636
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,250,000	1,354,288
		2,757,924
Idaho - 0.2%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,608,190
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,315,992
		2,924,182
Illinois - 10.2%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,028,261
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	699,670
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,084,301
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,121,171
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	317,828
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,662,046
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	35,261
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	262,239
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	533,836
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,044,630
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,405,000	1,385,414
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	900,000	902,079
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	157,846
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	$ 1,400,000	$ 1,480,164
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,112,390
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,152,613
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	319,605
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,170
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,434,769
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	302,989
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,254,478
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	8,500,000	4,950,060
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,597,776
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,107,830
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	1,000,000	983,130
Series 2010:
5% 2/15/22	1,000,000	980,750
5.25% 2/15/30	2,500,000	2,439,725
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,220,964
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,306,825
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,303,133
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,391,535
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,973,169
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,529,816
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25 (c)	5,000,000	5,210,450
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,500,000	2,503,700
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	$ 1,500,000	$ 1,601,970
Series 2009 D, 6.625% 11/1/39	1,445,000	1,543,231
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,929,220
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,120,207
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,134,820
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	1,100,000	1,159,609
5% 8/15/24	1,200,000	1,254,888
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (h)	1,000,000	1,030,840
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,127,030
Series 2006, 5.5% 1/1/31	1,000,000	1,073,270
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,373,320
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	3,000,000	3,035,100
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,112,516
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,974,260
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,026,110
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (h)	1,500,000	1,564,710
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	700,000	703,528
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	600,000	603,018
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,317,220
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	726,740
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,315,479
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (h)	235,000	195,877
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.: - continued
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 765,000	$ 595,407
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,074,174
Lake County Forest Preservation District Series 2007 A, 0.522% 12/15/13 (d)	910,000	873,991
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,943,393
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,144,494
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	510,140
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,436,455
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,369,911
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	618,005
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,442,968
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	202,020
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,312
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	995,190
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,050,820
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,053,030
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,184,812
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,036,624
Series 2009 A, 5.75% 4/1/38	2,940,000	3,280,158
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23	$ 1,000,000	$ 493,810
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	3,901,764
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	892,090
0% 11/1/16 (FSA Insured)	1,100,000	879,362
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	869,180
		119,730,696
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,937,514
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,345,909
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,022,490
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,060,600
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,533,330
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,103,600
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,198,506
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	777,520
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (g)	1,000,000	1,063,650
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,560
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	958,527
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (g)	2,000,000	2,030,300
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	$ 660,000	$ 710,147
5% 7/1/35	500,000	522,380
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,024,870
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,974,822
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	765,821
		29,110,546
Iowa - 0.5%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	345,000	364,268
5.125% 6/1/39	70,000	64,314
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,281,672
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	3,835,000	4,021,765
		5,732,019
Kansas - 1.2%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	1,900,000	2,030,701
Series 2009 D, 5.125% 11/15/39	1,250,000	1,239,638
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	371,150
5.25% 11/15/16	955,000	1,047,883
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,517,805
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998, 5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,755,023
5% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,390,000	2,396,429
5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	501,345
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Lawrence Hosp. Rev. 5.25% 7/1/18	$ 1,000,000	$ 1,055,820
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,034,900
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	301,074
5% 11/15/17	500,000	542,020
		13,793,788
Kentucky - 1.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/23	1,000,000	1,035,020
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,302,700
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,039,510
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,006,060
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,663,575
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	400,000	418,364
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,252,330
		11,717,559
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,844,664
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,657,472
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,041,520
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (g)	1,570,000	1,628,969
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,023,700
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.: - continued
0% 9/1/15 (AMBAC Insured)	$ 700,000	$ 516,348
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	420,088
		8,132,761
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,211,859
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,044,250
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,365,494
		3,621,603
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	529,040
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,665,000	1,778,520
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,015,000	1,084,203
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,055,560
Series 2010, 5.125% 7/1/39	900,000	905,490
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	885,000	978,509
6% 1/1/38	2,800,000	2,987,068
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	998,480
		10,316,870
Massachusetts - 3.2%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,491,126
Massachusetts Gen. Oblig.:
Series 2007 A, 0.737% 5/1/37 (d)	1,000,000	761,480
Series 2007 C:
5% 8/1/37	4,800,000	5,052,576
5.25% 8/1/24	2,200,000	2,474,120
Series 2009 C, 5% 7/1/21	4,135,000	4,686,402
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,075,370
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	$ 1,000,000	$ 953,670
5.125% 7/1/38	1,000,000	942,450
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	243,662
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,491,405
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,415,950
5% 8/15/30	4,500,000	4,711,950
Series 2007 A:
5% 8/15/22 (AMBAC Insured)	600,000	659,376
5% 8/15/37	2,200,000	2,312,068
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,001,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,027
		37,282,632
Michigan - 2.2%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,704,754
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,158,377
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,193,960
Series 2006, 5% 7/1/36	2,800,000	2,712,472
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,626,390
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,847,412
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,143,820
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,508,256
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	$ 2,450,000	$ 2,602,292
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,112,370
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,174,613
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,000,680
Series 2008 A, 5.75% 5/15/38	1,000,000	1,015,380
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,731,400
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	836,820
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	714,234
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,059,660
		26,142,890
Minnesota - 1.8%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,601,775
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (h)	3,865,000	4,241,451
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,074,190
Series 2008 A:
5% 1/1/11 (g)	1,500,000	1,535,985
5% 1/1/14 (g)	1,000,000	1,072,660
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,091,490
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,226,984
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	924,671
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,020,000
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,002,720
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	$ 1,400,000	$ 1,307,292
Series 2003 11, 5.25% 12/1/18	1,000,000	1,094,830
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,109,550
Series 2009, 5.75% 7/1/39	1,600,000	1,604,368
		20,907,966
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34 (c)	1,200,000	1,189,752
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	865,589
		2,055,341
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,827,252
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.669% 12/1/17 (d)	1,100,000	913,066
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,405,534
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	1,000,000	999,920
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,031,860
		5,350,380
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (g)	1,000,000	1,012,210
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,085,400
5.625% 7/1/32	3,000,000	3,292,440
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,083,960
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,600
		7,555,610
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,821,024
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	101,614
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,084,790
		3,007,428
New Jersey - 1.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	810,397
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,054,740
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,130
5.25% 3/1/23	2,000,000	2,151,200
5.25% 3/1/25	1,500,000	1,605,855
5.25% 3/1/26	915,000	976,644
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,114,350
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,833,600
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,056,150
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	446,600
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,038,810
		13,169,476
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 0.2%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (g)	$ 1,805,000	$ 1,901,531
New York - 9.8%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,628,715
5.75% 5/1/21	1,200,000	1,277,136
Series 2004:
5.75% 5/1/17	1,600,000	1,762,352
5.75% 5/1/25 (FSA Insured)	600,000	643,842
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,931,380
5% 2/15/47	1,200,000	1,158,828
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,448,818
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (h)	1,000,000	1,086,880
New York City Gen. Oblig.:
Series 2003 J:
5.5% 6/1/19	630,000	679,726
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	250,000	283,625
Series 2005 G, 5% 8/1/15	1,000,000	1,130,930
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,628,730
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,185,280
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,404,543
Series 2009 I-1, 5.625% 4/1/29	600,000	666,720
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	514,115
Series 2003 A, 5.125% 6/15/34	2,000,000	2,056,460
Series 2003 E, 5% 6/15/34	1,600,000	1,654,832
Series 2005 D:
5% 6/15/37	400,000	417,744
5% 6/15/38	1,300,000	1,357,057
5% 6/15/39	500,000	524,065
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,421,028
Series 2009 A, 5.75% 6/15/40	2,300,000	2,601,875
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,934,730
Series FF 2, 5.5% 6/15/40	3,000,000	3,352,770
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	$ 1,000,000	$ 1,096,540
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,237,240
Series 2009 S4, 5.75% 1/15/39	1,600,000	1,783,904
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,063,880
6% 11/1/28 (b)	2,000,000	2,142,480
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,061,020
Series 2004 B, 5% 8/1/32	1,300,000	1,339,442
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,028,050
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,022,960
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,700,000	3,045,168
Series 2009 A, 5% 2/15/34	1,100,000	1,162,326
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,596,270
Series C, 7.5% 7/1/10	100,000	101,022
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,048,820
Series 2007 B, 5.25% 7/1/24	200,000	205,018
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,450
Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,185,525
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,369,100
Series B, 5% 11/15/34	1,200,000	1,253,628
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,118,481
Series 2008 A, 5.25% 11/15/36	3,700,000	3,811,148
Series 2008 C, 6.5% 11/15/28	1,000,000	1,159,530
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,625,130
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,686,912
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,645,515
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,199,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	$ 2,700,000	$ 1,891,539
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	1,030,000	1,106,560
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,067,060
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,508,963
5.5% 6/1/14	440,000	441,342
5.5% 6/1/16	4,700,000	4,715,228
5.5% 6/1/17	4,000,000	4,176,960
Series 2003B 1C:
5.5% 6/1/14	400,000	401,220
5.5% 6/1/15	1,700,000	1,705,916
5.5% 6/1/16	1,000,000	1,047,980
5.5% 6/1/17	1,600,000	1,670,784
5.5% 6/1/18	2,800,000	2,986,116
5.5% 6/1/19	1,600,000	1,727,760
5.5% 6/1/21	5,000,000	5,371,750
5.5% 6/1/22	1,500,000	1,605,600
		115,231,518
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	500,000	502,790
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,400,000	1,485,176
		1,987,966
North Carolina - 1.1%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,023,380
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (g)	1,000,000	1,029,730
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,305,956
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,219,080
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	359,810
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	$ 1,620,000	$ 1,667,596
Series 2009 B, 5% 1/1/26	1,800,000	1,866,042
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,071,660
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,074,790
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,035,460
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,423,886
		13,077,390
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,000,000	1,003,350
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,215,300
		2,218,650
Ohio - 1.0%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,562,900
Series A-2:
5.875% 6/1/47	1,300,000	972,244
6.5% 6/1/47	2,800,000	2,300,648
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	982,450
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	2,000,000	2,096,620
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,661,325
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	421,644
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,407,448
		11,405,279
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,695,000	$ 1,826,820
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,064,930
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,654,112
5.5% 8/15/22	2,865,000	3,085,576
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,636,335
		9,267,773
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	1,000,000	1,032,690
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,253,712
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,794,799
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	577,950
5.75% 8/1/26	1,000,000	1,150,510
5.75% 8/1/28	500,000	570,285
5.75% 8/1/29	500,000	568,765
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,156,530
		8,105,241
Pennsylvania - 2.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	942,752
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,142,174
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,367,525
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,021,330
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,648,736
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,560,935
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	841,715
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	$ 400,000	$ 484,744
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,034,617
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (g)	2,000,000	2,030,880
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(g)	500,000	500,615
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,567,411
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,552,860
Series 2009 D, 5.5% 12/1/41	2,400,000	2,521,992
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	520,915
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	609,504
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	695,862
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	207,632
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	2,808,600
		27,060,799
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,018,580
5% 12/1/12	2,500,000	2,650,875
Series 2006 C, 5.25% 1/1/15 (g)	1,000,000	1,045,650
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	637,830
5.75%, tender 7/1/17 (d)	1,100,000	1,186,042
Series N, 5.5% 7/1/22	1,100,000	1,147,443
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	$ 2,800,000	$ 443,044
Series 2009 A, 6% 8/1/42	1,400,000	1,522,976
		9,652,440
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,075,610
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (g)	3,440,000	3,689,813
		4,765,423
South Carolina - 1.3%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,067,025
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,064,750
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,113,039
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	294,144
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,045,680
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	1,000,000	1,061,510
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,347,450
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,079,000
		15,072,598
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,060,190
5% 12/15/15	1,500,000	1,586,250
5% 12/15/16	1,500,000	1,563,300
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,014,520
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	$ 1,400,000	$ 1,475,082
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,861,659
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (g)	1,600,000	1,673,776
		10,234,777
Texas - 12.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,247,712
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,129,800
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	833,330
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,231,282
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,279,400
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	308,481
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	926,028
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,589,275
Series 2008A, 5.25% 2/1/23	2,240,000	2,532,790
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,123,250
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,074,103
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,196,300
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	3,973,947
5% 12/1/36	4,700,000	4,902,899
5.25% 12/1/38	5,600,000	6,027,784
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (g)	2,500,000	2,529,025
Series 2009 A, 5% 11/1/24	1,000,000	1,050,240
Series A, 5.25% 11/1/12 (g)	1,000,000	1,076,500
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	352,458
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	$ 1,280,000	$ 1,332,890
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,550,374
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,634,525
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,395,168
Garland Independent School District Series 2001, 5.5% 2/15/19	45,000	45,137
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,390
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 4.59%, tender 5/3/10 (d)(g)	1,500,000	1,500,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	500,000	514,340
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,979,100
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	7,100,968
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	565,710
Series 2004 A, 5.25% 10/1/24	500,000	556,350
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,360,356
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,052,020
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (g)	1,000,000	1,023,630
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,452,650
0% 8/15/13	1,300,000	1,233,843
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,184,126
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	811,260
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,973,898
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	1,947,624
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	$ 950,000	$ 993,377
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	750,596
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,060,150
Lewisville Independent School District 0% 8/15/19	2,340,000	1,675,955
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,164,614
Longview Independent School District 5% 2/15/37	1,000,000	1,039,050
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,361,061
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	701,939
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,064,050
Mansfield Independent School District:
5.375% 2/15/26	145,000	147,620
5.5% 2/15/17	25,000	26,520
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,052,574
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,311,463
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,002,890
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,189,620
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,111,780
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	840,730
Series 2009 A, 6.25% 1/1/39	1,800,000	1,973,592
Northside Independent School District 5.5% 2/15/15	940,000	969,394
Northwest Texas Independent School District 5.5% 8/15/21	170,000	182,743
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	420,808
5.375% 8/15/37	2,000,000	2,139,440
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (g)	1,635,000	1,728,833
5.25% 7/1/18 (FSA Insured) (g)	2,505,000	2,621,808
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	1,000,000	1,103,720
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Series 2008: - continued
5% 2/1/24	$ 1,000,000	$ 1,095,190
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,389,240
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,636,691
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	345,000	354,339
Series 2008, 5.25% 2/1/38	3,145,000	3,344,456
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,190,002
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,258,613
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	1,450,000	1,465,646
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,522,875
Series 2008, 4.75% 4/1/37	4,500,000	4,538,205
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,614,084
0% 9/1/11 (Escrowed to Maturity) (h)	50,000	49,391
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	938,289
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,453,554
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,467,732
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	4,114,391
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,809,051
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,110,700
5% 4/1/23	1,500,000	1,645,590
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,000,000	1,003,050
Series 2008 B, 5.25% 7/15/23	1,600,000	1,785,264
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (h)	$ 1,000,000	$ 1,099,570
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,861,900
5.5% 2/15/37	2,100,000	2,272,158
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,506,715
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	35,890
		148,844,876
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,283,244
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	405,248
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,006,550
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,704,624
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,034,690
		5,151,112
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,422,640
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	403,648
		4,826,288
Washington - 5.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	748,930
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,715,000	1,736,918
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,950,000	$ 1,998,341
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,096,380
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,570
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,140
5% 1/1/35	2,000,000	2,078,920
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,844,436
Series 2008, 5.75% 1/1/43	3,600,000	3,929,868
Series 2009, 5.25% 1/1/42	1,000,000	1,066,510
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (g)	3,000,000	3,021,360
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,088,240
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,066,360
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,480
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,031,850
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,032,190
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	859,380
Series S5, 0% 1/1/18	2,230,000	1,735,743
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,316,950
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	2,094,400
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	3,094,260
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,070,360
Series 2010 A, 5% 8/15/18	2,295,000	2,443,578
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,080,250
Series 2006 D, 5.25% 10/1/33	1,000,000	1,033,510
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,443,064
5.7% 7/1/38	2,270,000	2,275,017
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,508,153
		66,885,158
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (d)(g)	3,000,000	3,010,500
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,037,450
		4,047,950
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	570,000	611,131
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	400,000	444,420
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	351,164
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	68,319
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (h)	1,095,000	1,167,478
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 E, 5% 11/15/30	1,900,000	1,938,950
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	947,910
Series B, 6% 2/15/25	1,500,000	1,510,875
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	500,000	499,770
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	1,025,490
		8,565,507
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,100,000	$ 1,177,704
TOTAL MUNICIPAL BONDS (Cost $1,092,964,937)		1,125,147,778
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,552,200
Money Market Funds - 0.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.30% (e)(f) (Cost $8,309,000)	8,309,000	8,309,000
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $1,102,773,937)		1,135,008,978
NET OTHER ASSETS - 3.6%		42,770,247
NET ASSETS - 100%		$ 1,177,779,225
Security Type Abbreviations
BAN BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 9,832
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,126,699,978	$ -	$ 1,126,699,978	$ -
Money Market Funds	8,309,000	8,309,000	-	-
Total Investments in Securities:	$ 1,135,008,978	$ 8,309,000	$ 1,126,699,978	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.3%
Health Care	19.9%
Water & Sewer	8.9%
Transportation	8.1%
Special Tax	7.9%
Electric Utilities	7.4%
Others* (Individually Less Than 5%)	14.5%
100.0%
* Includes net other assets
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $1,172,352 all of which will expire on October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,094,464,937)	$ 1,126,699,978
Fidelity Central Funds (cost $8,309,000)	8,309,000
Total Investments (cost $1,102,773,937)		$ 1,135,008,978
Cash		38,474,708
Receivable for fund shares sold		1,852,562
Interest receivable		16,340,808
Distributions receivable from Fidelity Central Funds		1,957
Prepaid expenses		1,141
Receivable from investment adviser for expense reductions		7,537
Other receivables		7,608
Total assets		1,191,695,299

Liabilities
Payable for investments purchased Regular delivery	$ 2,379,867
Delayed delivery	6,390,228
Payable for fund shares redeemed	2,988,034
Distributions payable	1,200,841
Accrued management fee	354,181
Distribution fees payable	280,447
Other affiliated payables	292,010
Other payables and accrued expenses	30,466
Total liabilities		13,916,074

Net Assets		$ 1,177,779,225
Net Assets consist of:
Paid in capital		$ 1,146,831,936
Undistributed net investment income		382,553
Accumulated undistributed net realized gain (loss) on investments		(1,670,305)
Net unrealized appreciation (depreciation) on investments		32,235,041
Net Assets		$ 1,177,779,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,910,367 ÷ 33,820,472 shares)	$ 12.74

Maximum offering price per share (100/96.00 of $12.74)	$ 13.27
Class T: Net Asset Value and redemption price per share ($255,413,167 ÷ 19,996,086 shares)	$ 12.77

Maximum offering price per share (100/96.00 of $12.77)	$ 13.30
Class B: Net Asset Value and offering price per share ($23,432,213 ÷ 1,844,064 shares)A	$ 12.71

Class C: Net Asset Value and offering price per share ($145,904,660 ÷ 11,428,495 shares)A	$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($322,118,818 ÷ 25,394,855 shares)	$ 12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Interest		$ 25,244,519
Income from Fidelity Central Funds		9,832
Total income		25,254,351

Expenses
Management fee	$ 2,046,992
Transfer agent fees	762,686
Distribution fees	1,656,835
Accounting fees and expenses	113,051
Custodian fees and expenses	8,862
Independent trustees' compensation	1,894
Registration fees	89,141
Audit	25,246
Legal	2,914
Miscellaneous	7,240
Total expenses before reductions	4,714,861
Expense reductions	(50,391)	4,664,470
Net investment income		20,589,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(272,591)
Change in net unrealized appreciation (depreciation) on investment securities		17,839,870
Net gain (loss)		17,567,279
Net increase (decrease) in net assets resulting from operations		$ 38,157,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20,589,881	$ 34,369,965
Net realized gain (loss)	(272,591)	(1,075,726)
Change in net unrealized appreciation (depreciation)	17,839,870	71,949,909
Net increase (decrease) in net assets resulting from operations	38,157,160	105,244,148
Distributions to shareholders from net investment income	(20,562,974)	(34,328,568)
Share transactions - net increase (decrease)	95,045,569	256,409,927
Total increase (decrease) in net assets	112,639,755	327,325,507

Net Assets
Beginning of period	1,065,139,470	737,813,963
End of period (including undistributed net investment income of $382,553 and undistributed net investment income of $355,646, respectively)	$ 1,177,779,225	$ 1,065,139,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 11.55	$ 12.72	$ 13.00	$ 12.97	$ 13.28
Income from Investment Operations
Net investment income E	.235	.479	.476	.488	.504	.521
Net realized and unrealized gain (loss)	.200	.991	(1.094)	(.185)	.193	(.201)
Total from investment operations	.435	1.470	(.618)	.303	.697	.320
Distributions from net investment income	(.235)	(.480)	(.477)	(.488)	(.505)	(.520)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.235)	(.480)	(.552)	(.583)	(.667)	(.630)
Net asset value, end of period	$ 12.74	$ 12.54	$ 11.55	$ 12.72	$ 13.00	$ 12.97
Total Return B, C, D	3.50%	12.96%	(5.06)%	2.39%	5.56%	2.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.79%	.78%	.73%	.68%	.69%
Expenses net of fee waivers, if any	.80% A	.79%	.78%	.73%	.68%	.69%
Expenses net of all reductions	.80% A	.79%	.74%	.70%	.63%	.67%
Net investment income	3.75% A	3.96%	3.85%	3.82%	3.93%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,910	$ 403,580	$ 235,466	$ 160,903	$ 144,183	$ 123,844
Portfolio turnover rate G	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.58	$ 12.75	$ 13.02	$ 13.00	$ 13.31
Income from Investment Operations
Net investment income E	.237	.481	.480	.484	.493	.509
Net realized and unrealized gain (loss)	.198	.990	(1.098)	(.177)	.181	(.202)
Total from investment operations	.435	1.471	(.618)	.307	.674	.307
Distributions from net investment income	(.235)	(.481)	(.477)	(.482)	(.492)	(.507)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.235)	(.481)	(.552)	(.577)	(.654)	(.617)
Net asset value, end of period	$ 12.77	$ 12.57	$ 11.58	$ 12.75	$ 13.02	$ 13.00
Total Return B, C, D	3.50%	12.94%	(5.05)%	2.42%	5.36%	2.35%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.78%	.77%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.79% A	.78%	.77%	.77%	.78%	.79%
Expenses net of all reductions	.78% A	.78%	.74%	.74%	.73%	.77%
Net investment income	3.77% A	3.97%	3.85%	3.78%	3.83%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,413	$ 256,358	$ 233,891	$ 281,113	$ 310,132	$ 318,973
Portfolio turnover rate G	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.52	$ 12.69	$ 12.97	$ 12.94	$ 13.25
Income from Investment Operations
Net investment income E	.194	.397	.396	.398	.407	.421
Net realized and unrealized gain (loss)	.200	.993	(1.096)	(.185)	.193	(.200)
Total from investment operations	.394	1.390	(.700)	.213	.600	.221
Distributions from net investment income	(.194)	(.400)	(.395)	(.398)	(.408)	(.421)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.194)	(.400)	(.470)	(.493)	(.570)	(.531)
Net asset value, end of period	$ 12.71	$ 12.51	$ 11.52	$ 12.69	$ 12.97	$ 12.94
Total Return B, C, D	3.18%	12.26%	(5.70)%	1.68%	4.78%	1.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47% A	1.45%	1.44%	1.43%	1.44%	1.45%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.44%	1.43%	1.44%	1.45%
Expenses net of all reductions	1.45% A	1.45%	1.40%	1.40%	1.39%	1.42%
Net investment income	3.11% A	3.30%	3.19%	3.12%	3.17%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,432	$ 26,607	$ 31,611	$ 48,172	$ 65,114	$ 82,084
Portfolio turnover rate G	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.57	$ 12.74	$ 13.02	$ 12.99	$ 13.30
Income from Investment Operations
Net investment income E	.188	.390	.384	.388	.396	.410
Net realized and unrealized gain (loss)	.199	.999	(1.096)	(.187)	.192	(.202)
Total from investment operations	.387	1.389	(.712)	.201	.588	.208
Distributions from net investment income	(.187)	(.389)	(.383)	(.386)	(.396)	(.408)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.187)	(.389)	(.458)	(.481)	(.558)	(.518)
Net asset value, end of period	$ 12.77	$ 12.57	$ 11.57	$ 12.74	$ 13.02	$ 12.99
Total Return B, C, D	3.11%	12.19%	(5.77)%	1.58%	4.66%	1.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.53%	1.53%	1.52%	1.53%	1.54%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.53%	1.52%	1.53%	1.54%
Expenses net of all reductions	1.55% A	1.53%	1.49%	1.49%	1.48%	1.52%
Net investment income	3.00% A	3.22%	3.09%	3.03%	3.08%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,905	$ 133,834	$ 72,444	$ 60,971	$ 62,799	$ 63,984
Portfolio turnover rate G	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.50	$ 12.67	$ 12.95	$ 12.92	$ 13.24
Income from Investment Operations
Net investment income D	.249	.506	.504	.508	.520	.540
Net realized and unrealized gain (loss)	.191	.993	(1.093)	(.180)	.196	(.208)
Total from investment operations	.440	1.499	(.589)	.328	.716	.332
Distributions from net investment income	(.250)	(.509)	(.506)	(.513)	(.524)	(.542)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.250)	(.509)	(.581)	(.608)	(.686)	(.652)
Net asset value, end of period	$ 12.68	$ 12.49	$ 11.50	$ 12.67	$ 12.95	$ 12.92
Total Return B, C	3.56%	13.29%	(4.86)%	2.60%	5.73%	2.56%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.55%	.54%	.53%	.54%	.53%
Expenses net of fee waivers, if any	.55% A	.55%	.54%	.53%	.54%	.53%
Expenses net of all reductions	.55% A	.55%	.50%	.50%	.49%	.51%
Net investment income	4.00% A	4.20%	4.08%	4.02%	4.07%	4.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,119	$ 244,761	$ 164,402	$ 132,581	$ 61,573	$ 69,857
Portfolio turnover rate F	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,793,762
Gross unrealized depreciation	(8,194,581)
Net unrealized appreciation (depreciation)	$ 32,599,181

Tax cost	$ 1,102,409,797

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $122,597,594 and $38,768,468, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 522,416	$ 36,119
Class T	-%	.25%	320,010	2,669
Class B	.65%	.25%	112,365	81,477
Class C	.75%	.25%	702,044	300,588
			$ 1,656,835	$ 420,853

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,540
Class T	8,293
Class B*	23,634
Class C*	14,789
$ 106,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 289,096.14
Class T	153,659.12
Class B	18,439.15
Class C	92,037.13
Institutional Class	209,455.15
	$ 762,686

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,214 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.80%	$ 10,251
Class B	1.45%	2,382
Class C	1.55%	2,339
Institutional Class	.55%	20,259
		$ 35,231

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $8,391 and $6,769, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 7,767,733	$ 12,628,165
Class T	4,765,746	9,684,323
Class B	385,473	971,187
Class C	2,079,281	3,189,552
Institutional Class	5,564,741	7,855,341
Total	$ 20,562,974	$ 34,328,568

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	5,385,462	17,644,983	$ 67,971,412	$ 212,789,356
Reinvestment of distributions	460,298	750,038	5,811,318	9,108,026
Shares redeemed	(4,198,521)	(6,612,381)	(53,002,866)	(79,633,241)
Net increase (decrease)	1,647,239	11,782,640	$ 20,779,864	$ 142,264,141
Class T
Shares sold	878,771	3,385,860	$ 11,110,784	$ 41,223,052
Reinvestment of distributions	272,554	558,501	3,449,310	6,769,874
Shares redeemed	(1,541,853)	(3,763,657)	(19,510,836)	(45,360,623)
Net increase (decrease)	(390,528)	180,704	$ (4,950,742)	$ 2,632,303
Class B
Shares sold	184,134	639,952	$ 2,317,168	$ 7,686,240
Reinvestment of distributions	18,821	47,481	236,953	571,399
Shares redeemed	(485,562)	(1,305,143)	(6,108,562)	(15,681,668)
Net increase (decrease)	(282,607)	(617,710)	$ (3,554,441)	$ (7,424,029)
Class C
Shares sold	1,781,757	6,138,592	$ 22,524,878	$ 74,641,639
Reinvestment of distributions	100,948	155,248	1,277,228	1,889,300
Shares redeemed	(1,102,451)	(1,907,282)	(13,943,829)	(23,080,786)
Net increase (decrease)	780,254	4,386,558	$ 9,858,277	$ 53,450,153
Institutional Class
Shares sold	8,503,099	11,822,593	$ 106,937,908	$ 142,786,646
Reinvestment of distributions	231,692	359,361	2,912,884	4,340,047
Shares redeemed	(2,937,618)	(6,880,759)	(36,938,181)	(81,639,334)
Net increase (decrease)	5,797,173	5,301,195	$ 72,912,611	$ 65,487,359

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIM-USAN-0610
1.784901.107

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2010
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been predominantly positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Expenses Paid During Period* November 1, 2009 to April 30, 2010
Class A	.80%
Actual		$ 1,000.00	$ 1,035.00	$ 4.04
Hypothetical A		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.79%
Actual		$ 1,000.00	$ 1,035.00	$ 3.99
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.45%
Actual		$ 1,000.00	$ 1,031.80	$ 7.30
Hypothetical A		$ 1,000.00	$ 1,017.60	$ 7.25
Class C	1.55%
Actual		$ 1,000.00	$ 1,031.10	$ 7.81
Hypothetical A		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,035.60	$ 2.78
Hypothetical A		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
California	13.5	12.5
Texas	12.6	12.4
Illinois	10.2	9.2
New York	9.8	10.6
Washington	5.7	5.8
Top Five Sectors as of April 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.3	33.4
Health Care	19.9	17.5
Water & Sewer	8.9	9.2
Transportation	8.1	8.6
Special Tax	7.9	7.6
Weighted Average Maturity as of April 30, 2010
		6 months ago
Years	7.5	8.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of April 30, 2010
6 months ago
Years	7.9	8.1

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of April 30, 2010	As of October 31, 2009
AAA 11.6%	AAA 9.3%
AA,A 74.5%	AA,A 68.7%
BBB 7.2%	BBB 16.1%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 2.2%	Not Rated 1.8%
Short-Term Investments and Net Other Assets 4.3%	Short-Term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Alabama - 0.2%
Health Care Auth. for Baptist Health Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 1,500,000	$ 1,577,430
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,088,070
		2,665,500
Alaska - 0.1%
North Slope Borough Gen. Oblig. Series 2000 B, 0% 6/30/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,598,784
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,092,390
5.25% 10/1/20 (FSA Insured)	1,600,000	1,763,344
5.25% 10/1/21 (FSA Insured)	850,000	928,396
5.25% 10/1/26 (FSA Insured)	500,000	531,235
5.25% 10/1/28 (FSA Insured)	1,600,000	1,679,856
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,353,153
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) 5.25% 9/1/23	1,000,000	1,035,050
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.) 5% 12/1/29	1,575,000	1,465,207
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A, 6.25% 7/1/38	2,200,000	2,326,016
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/15 (AMBAC Insured)	1,425,000	1,542,662
Maricopa County Cmnty. College District Series 2004, 5% 7/1/12	3,000,000	3,268,020
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,013,160
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5% 7/1/13 (g)	2,000,000	2,124,460
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	1,620,000	1,440,018
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2005, 5% 7/1/29	2,000,000	2,080,900
Series 2009 A, 5% 7/1/39	2,500,000	2,604,250
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (h)	3,750,000	3,389,925
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	$ 1,000,000	$ 992,850
5.25% 12/1/22	1,500,000	1,505,415
		33,136,307
California - 13.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	1,600,000	1,710,208
California Econ. Recovery:
Series 2009 A, 5.25% 7/1/14	585,000	661,933
Series A, 5% 7/1/18	1,400,000	1,577,436
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	30,000	30,322
5% 11/1/24	2,400,000	2,475,576
5% 6/1/27 (AMBAC Insured)	600,000	607,554
5% 9/1/27	1,410,000	1,429,726
5% 3/1/31	1,800,000	1,799,874
5% 9/1/31	1,500,000	1,499,895
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	845,000	844,966
5% 9/1/32	1,600,000	1,593,488
5% 8/1/33	1,300,000	1,292,655
5% 9/1/33	1,800,000	1,790,064
5% 9/1/35	2,600,000	2,577,692
5.125% 11/1/24	600,000	612,954
5.25% 2/1/16	1,000,000	1,086,960
5.25% 2/1/24	1,000,000	1,034,480
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	507,725
5.25% 2/1/28	1,200,000	1,217,364
5.25% 2/1/33	2,000,000	2,015,540
5.25% 12/1/33	20,000	20,189
5.25% 3/1/38	2,600,000	2,626,364
5.5% 8/1/27	2,100,000	2,214,975
5.5% 8/1/29	2,800,000	2,927,988
5.5% 8/1/30	2,000,000	2,084,520
5.5% 11/1/33	5,400,000	5,539,212
6% 3/1/33	2,600,000	2,865,434
6% 4/1/38	4,400,000	4,782,096
6% 11/1/39	11,700,000	12,760,020
6.5% 4/1/33	3,800,000	4,266,412
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22	$ 1,000,000	$ 1,027,490
Series 2009 D, 5%, tender 7/1/14 (d)	1,055,000	1,149,306
Series 2009 E, 5.625% 7/1/25	2,000,000	2,089,300
Series 2009 F, 5%, tender 7/1/14 (d)	1,000,000	1,089,390
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,008,467
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	1,400,000	1,554,770
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,200,000	1,255,512
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (d)(g)	1,000,000	1,070,370
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	2,000,000	1,946,700
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	1,600,000	1,640,144
5% 11/1/21	1,760,000	1,779,712
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,010,870
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	1,794,843
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	2,300,000	2,391,632
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,599,657
Series 2005 H, 5% 6/1/18	1,425,000	1,468,676
Series 2009 G1, 5.75% 10/1/30	600,000	612,192
Series 2009 I:
6.125% 11/1/29	400,000	426,816
6.375% 11/1/34	1,000,000	1,071,650
Series 2010 A, 5.75% 3/1/30	1,000,000	1,020,970
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	3,720,994
California Statewide Cmntys. Dev. Auth. Rev.:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	500,000	519,405
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,016,500
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	$ 3,600,000	$ 3,915,036
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,274,325
Fontana Unified School District Gen. Oblig. 5% 5/1/18 (Assured Guaranty Corp. Insured)	1,170,000	1,281,992
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	616,973
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	404,884
5.75% 1/15/40	600,000	577,650
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	5,150,000	4,700,251
5% 6/1/45	1,000,000	901,530
Series 2007 A1, 5% 6/1/33	400,000	322,268
5% 6/1/45 (FSA Insured)	125,000	119,240
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,077,190
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	3,000,000	3,332,070
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	300,000	321,777
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	4,000,000	4,033,880
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,311,011
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,222,220
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	974,710
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,024,940
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	1,000,000	1,072,210
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	$ 1,000,000	$ 1,122,000
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,056,867
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,015,780
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,000,000	263,390
Poway Unified School District Pub. Fing. Auth. Lease Rev. Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	2,000,000	1,770,000
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	400,000	450,056
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	996,670
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,209,747
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	598,910
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	400,000	416,984
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,541,164
Union Elementary School District Series A, 0% 9/1/20 (FGIC Insured)	1,000,000	605,500
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/18 (AMBAC Insured)	655,000	672,403
5.5% 5/15/20 (AMBAC Insured)	740,000	751,300
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,470,000	2,755,754
Series 2009 O, 5.75% 5/15/30	5,985,000	6,781,723
Washington Township Health Care District Rev. Series A, 5% 7/1/15	1,025,000	1,091,430
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	700,000	746,711
		159,049,534
Municipal Bonds - continued
	Principal Amount	Value
Colorado - 1.7%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (FSA Insured)	$ 1,810,000	$ 1,964,266
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity) (h)	2,800,000	1,717,184
Colorado Health Facilities Auth. Rev.:
(Longmont Hosp. Proj.) Series B, 5.25% 12/1/13 (Radian Asset Assurance, Inc. Insured)	860,000	896,008
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,016,580
(Volunteers of America Care Proj.):
Series 2007 A, 5.3% 7/1/37	300,000	232,692
Series A, 5% 7/1/14	570,000	557,226
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,600,000	4,542,546
Dawson Ridge Metropolitan District #1 Series 1992 A:
0% 10/1/17 (Escrowed to Maturity) (h)	1,200,000	939,648
0% 10/1/22 (Escrowed to Maturity) (h)	6,100,000	3,709,471
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000,000	1,066,310
Denver Health & Hosp. Auth. Healthcare Rev. Series A, 5% 12/1/10	1,305,000	1,317,606
E-470 Pub. Hwy. Auth. Rev. Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	821,400
		19,780,937
Connecticut - 0.5%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2009 1, 5% 2/1/19	2,000,000	2,275,720
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (g)	3,350,000	3,337,337
		5,613,057
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,156,260
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	1,972,549
Municipal Bonds - continued
	Principal Amount	Value
District Of Columbia - continued
District of Columbia Rev.:
(George Washington Univ. Proj.) Series 1999 A, 5.75% 9/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,490,000	$ 1,506,837
(Medlantic/Helix Proj.) Series 1998 B, 5% 8/15/17 (FSA Insured)	1,600,000	1,683,552
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	6,400,000	6,873,984
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	703,260
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	1,347,927
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	1,239,100
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,885,608
		18,369,077
Florida - 4.1%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,012,530
Broward County School Board Ctfs. of Prtn. Series 2007 A, 5% 7/1/17 (FGIC Insured)	1,000,000	1,054,000
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,564,080
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/16 (FSA Insured)	1,500,000	1,595,910
5% 6/1/17 (FSA Insured)	1,000,000	1,050,980
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	600,000	620,904
Florida Board of Ed. Series 2000 B, 5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,070
Florida Correctional Privatization Communications Ctfs. of Prtn. Series 2004 A, 5% 8/1/15 (AMBAC Insured)	1,000,000	1,059,370
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	500,000	564,020
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,400,000	1,278,074
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	1,000,000	1,013,610
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (d)	2,200,000	2,304,500
Series 2005 B:
5% 11/15/30	505,000	501,152
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	$ 70,000	$ 80,227
Series 2006 G:
5% 11/15/16	95,000	104,942
5% 11/15/16 (Escrowed to Maturity) (h)	5,000	5,736
5.125% 11/15/18	965,000	1,036,564
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35,000	40,411
Series B:
5% 11/15/14	875,000	982,039
5% 11/15/14 (Escrowed to Maturity) (h)	125,000	142,200
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2008 B, 6% 11/15/37	2,000,000	2,146,960
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/15	1,335,000	1,420,881
5% 7/1/19	2,230,000	2,253,906
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32	1,000,000	1,137,920
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29	400,000	386,056
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	1,000,000	1,053,570
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,000,000	1,016,470
Series 2009 B, 5% 10/1/18	4,790,000	4,991,324
Miami-Dade County Aviation Rev. Series 2010 A, 5.375% 10/1/41	1,500,000	1,507,635
Miami-Dade County School Board Ctfs. of Prtn. Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,075,040
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,501,760
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 5.75% 10/1/38	2,100,000	2,196,642
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,000,000	1,008,490
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	1,000,000	1,044,520
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Seminole County School Board Ctfs. of Prtn. Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 500,000	$ 523,295
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,431,864
Winter Park Wtr. and Swr. Impt. Rev. Series 2009, 5% 12/1/34	2,250,000	2,317,230
		48,097,882
Georgia - 3.5%
Appling County Dev. Auth. Poll. Cont. Rev. Series 2007 B, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	2,000,000	2,064,660
Atlanta Arpt. Rev. Series 2004 F, 5.25% 1/1/13 (FSA Insured) (g)	1,000,000	1,071,000
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004:
5% 11/1/37	2,400,000	2,430,768
5% 11/1/43	9,070,000	9,087,959
Series 2009 A:
6% 11/1/25	3,000,000	3,255,120
6.25% 11/1/39	3,500,000	3,702,615
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	2,200,000	2,273,172
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	1,100,000	706,717
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	1,800,000	1,156,446
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	943,280
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	1,500,000	1,616,235
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/21	3,090,000	3,511,352
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	5,315,000	3,414,728
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,612,220
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,500,000	1,606,175
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	2,310,000	1,484,106
		40,936,553
Municipal Bonds - continued
	Principal Amount	Value
Hawaii - 0.2%
Hawaii Arpts. Sys. Rev. Series 2000 B, 8% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,300,000	$ 1,403,636
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B, 5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,250,000	1,354,288
		2,757,924
Idaho - 0.2%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,608,190
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,315,992
		2,924,182
Illinois - 10.2%
Chicago Board of Ed. Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,028,261
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	699,670
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	5,084,301
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	3,121,171
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	317,828
Series 2004 A, 5% 1/1/34 (FSA Insured)	1,630,000	1,662,046
Series A:
5% 1/1/42 (AMBAC Insured)	35,000	35,261
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	262,239
Series C, 5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	525,000	533,836
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,044,630
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,405,000	1,385,414
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	900,000	902,079
Chicago Park District Series A, 5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	155,000	157,846
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Transit Auth. Cap. Grant Receipts Rev. 5% 6/1/21	$ 1,400,000	$ 1,480,164
Cmnty. College District #525 Gen. Oblig. (Joliet Jr. College Proj.) Series 2008, 5.75% 6/1/28	1,000,000	1,112,390
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	1,100,000	1,152,613
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	319,605
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,170
DuPage County Cmnty. High School District #108, Lake Park 5.6% 1/1/17 (FSA Insured)	3,190,000	3,434,769
Evanston Gen. Oblig. Series C, 5.25% 1/1/20	290,000	302,989
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A, 5.5% 5/1/23	1,150,000	1,254,478
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	8,500,000	4,950,060
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,597,776
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	1,000,000	1,107,830
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	1,000,000	983,130
Series 2010:
5% 2/15/22	1,000,000	980,750
5.25% 2/15/30	2,500,000	2,439,725
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,220,964
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,306,825
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,300,000	1,303,133
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,391,535
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,900,000	1,973,169
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,300,000	2,529,816
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25 (c)	5,000,000	5,210,450
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,500,000	2,503,700
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	$ 1,500,000	$ 1,601,970
Series 2009 D, 6.625% 11/1/39	1,445,000	1,543,231
Series B, 5.25% 11/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,929,220
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,120,207
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,134,820
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	1,100,000	1,159,609
5% 8/15/24	1,200,000	1,254,888
Illinois Gen. Oblig.:
First Series, 5.75% 12/1/18 (Pre-Refunded to 12/1/10 @ 100) (h)	1,000,000	1,030,840
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,127,030
Series 2006, 5.5% 1/1/31	1,000,000	1,073,270
Series 2010, 5% 1/1/23 (FSA Insured)	1,300,000	1,373,320
Illinois Health Facilities Auth. Rev.:
(Condell Med. Ctr. Proj.) 6.5% 5/15/30 (Pre-Refunded to 5/15/10 @ 101) (h)	3,000,000	3,035,100
(Decatur Memorial Hosp. Proj.) Series 2001, 5.75% 10/1/24	2,100,000	2,112,516
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	1,974,260
(Lake Forest Hosp. Proj.) 6% 7/1/33	1,000,000	1,026,110
(Riverside Health Sys. Proj.) Series 2000, 6.8% 11/15/20 (Pre-Refunded to 11/15/10 @ 101) (h)	1,500,000	1,564,710
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5% 2/1/35	700,000	703,528
Illinois Sales Tax Rev. Series 2000, 6% 6/15/20	600,000	603,018
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,317,220
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	726,740
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	1,100,000	1,315,479
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity) (h)	235,000	195,877
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.: - continued
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 765,000	$ 595,407
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,074,174
Lake County Forest Preservation District Series 2007 A, 0.522% 12/15/13 (d)	910,000	873,991
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,795,000	1,943,393
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. (McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,675,000	2,144,494
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	510,140
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300,000	3,436,455
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,710,000	2,369,911
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	618,005
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	1,442,968
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	202,020
Ogle, Lee & DeKalb Counties Township High School District #212 6% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,312
Quincy Hosp. Rev. 5% 11/15/18	1,000,000	995,190
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,050,820
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A, 5% 10/1/18	1,000,000	1,053,030
Univ. of Illinois Rev. (Auxiliary Facilities Sys. Proj.):
Series 1991, 0% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	3,184,812
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,036,624
Series 2009 A, 5.75% 4/1/38	2,940,000	3,280,158
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #201 Series 2004, 0% 11/1/23	$ 1,000,000	$ 493,810
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,875,000	3,901,764
Series 2002:
0% 11/1/14 (FSA Insured)	1,000,000	892,090
0% 11/1/16 (FSA Insured)	1,100,000	879,362
Will County Forest Preservation District Series 1999 B, 0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	869,180
		119,730,696
Indiana - 2.5%
Franklin Township Independent School Bldg. Corp., Marion County 5.25% 7/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,937,514
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,700,000	4,345,909
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,022,490
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,060,600
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Clarian Health Partners, Inc. Proj.) Series B, 5% 2/15/11	1,500,000	1,533,330
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	2,000,000	2,103,600
Indiana Health Facility Fing. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series A5, 5%, tender 8/1/13 (d)	3,800,000	4,198,506
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	777,520
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F, 5% 1/1/16 (AMBAC Insured) (g)	1,000,000	1,063,650
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,560
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	958,527
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.) Series 1995 C, 5.95% 12/1/29 (g)	2,000,000	2,030,300
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/28	$ 660,000	$ 710,147
5% 7/1/35	500,000	522,380
Rockport Poll. Cont. Rev. (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	1,000,000	1,024,870
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	2,695,000	2,974,822
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	765,821
		29,110,546
Iowa - 0.5%
Coralville Urban Renewal Rev. Series C:
5% 6/1/13	345,000	364,268
5.125% 6/1/39	70,000	64,314
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,281,672
Tobacco Settlement Auth. Tobacco Settlement Rev. Series 2001 B, 5.3% 6/1/25 (Pre-Refunded to 6/1/11 @ 101) (h)	3,835,000	4,021,765
		5,732,019
Kansas - 1.2%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	1,900,000	2,030,701
Series 2009 D, 5.125% 11/15/39	1,250,000	1,239,638
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	371,150
5.25% 11/15/16	955,000	1,047,883
(Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.) Series J, 6.25% 12/1/28	1,500,000	1,517,805
Kansas Dev. Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Svcs. Corp. Proj.):
Series 1998, 5.25% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,755,023
5% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,390,000	2,396,429
5% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	501,345
Municipal Bonds - continued
	Principal Amount	Value
Kansas - continued
Lawrence Hosp. Rev. 5.25% 7/1/18	$ 1,000,000	$ 1,055,820
Olathe Health Facilities Rev. (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	1,000,000	1,034,900
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	300,000	301,074
5% 11/15/17	500,000	542,020
		13,793,788
Kentucky - 1.0%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/23	1,000,000	1,035,020
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/18	3,000,000	3,302,700
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,039,510
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,006,060
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	2,500,000	2,663,575
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	400,000	418,364
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,170,000	2,252,330
		11,717,559
Louisiana - 0.7%
Louisiana Military Dept. Custody Receipts 5% 8/1/14	1,730,000	1,844,664
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,600,000	1,657,472
5.5% 6/1/41 (FGIC Insured)	1,000,000	1,041,520
New Orleans Aviation Board Rev. Series 2007 A, 5.25% 1/1/19 (FSA Insured) (g)	1,570,000	1,628,969
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,023,700
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - continued
New Orleans Gen. Oblig.: - continued
0% 9/1/15 (AMBAC Insured)	$ 700,000	$ 516,348
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	420,000	420,088
		8,132,761
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,211,859
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,044,250
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	1,300,000	1,365,494
		3,621,603
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.375% 7/1/34	500,000	529,040
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,665,000	1,778,520
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,015,000	1,084,203
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,055,560
Series 2010, 5.125% 7/1/39	900,000	905,490
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	885,000	978,509
6% 1/1/38	2,800,000	2,987,068
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	998,480
		10,316,870
Massachusetts - 3.2%
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,491,126
Massachusetts Gen. Oblig.:
Series 2007 A, 0.737% 5/1/37 (d)	1,000,000	761,480
Series 2007 C:
5% 8/1/37	4,800,000	5,052,576
5.25% 8/1/24	2,200,000	2,474,120
Series 2009 C, 5% 7/1/21	4,135,000	4,686,402
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	1,000,000	1,075,370
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.) Series 2008 E1:
5.125% 7/1/33	$ 1,000,000	$ 953,670
5.125% 7/1/38	1,000,000	942,450
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	243,662
Massachusetts Indl. Fin. Agcy. Rev. (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	4,500,000	4,491,405
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	5,000,000	5,415,950
5% 8/15/30	4,500,000	4,711,950
Series 2007 A:
5% 8/15/22 (AMBAC Insured)	600,000	659,376
5% 8/15/37	2,200,000	2,312,068
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Sr. Series 1997 A, 5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,001,000
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	10,000	10,027
		37,282,632
Michigan - 2.2%
Allegan Pub. School District 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,704,754
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,100,000	1,158,377
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,000,000	1,193,960
Series 2006, 5% 7/1/36	2,800,000	2,712,472
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,626,390
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,800,000	1,847,412
Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,143,820
Ferris State Univ. Rev. 5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,508,256
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Valley Michigan State Univ. Rev. Series 2009, 5.5% 12/1/27	$ 2,450,000	$ 2,602,292
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (d)	1,000,000	1,112,370
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,174,613
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.):
Series 1998 A, 5% 6/1/19	2,000,000	2,000,680
Series 2008 A, 5.75% 5/15/38	1,000,000	1,015,380
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	2,500,000	2,731,400
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	836,820
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	600,000	714,234
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,059,660
		26,142,890
Minnesota - 1.8%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,601,775
Elk River Independent School District #728 Series 2002 A, 5.25% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (h)	3,865,000	4,241,451
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2007 A, 5% 1/1/22	1,000,000	1,074,190
Series 2008 A:
5% 1/1/11 (g)	1,500,000	1,535,985
5% 1/1/14 (g)	1,000,000	1,072,660
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,091,490
Minnesota Gen. Oblig. 5% 8/1/22	1,100,000	1,226,984
Rochester Hsg. & Hlthcar Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	924,671
Saint Cloud Health Care Rev. (Saint Cloud Hosp. Group Oblig. Proj.) Series 2000 A, 5.875% 5/1/30 (FSA Insured)	2,000,000	2,020,000
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,002,720
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	$ 1,400,000	$ 1,307,292
Series 2003 11, 5.25% 12/1/18	1,000,000	1,094,830
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,000,000	1,109,550
Series 2009, 5.75% 7/1/39	1,600,000	1,604,368
		20,907,966
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34 (c)	1,200,000	1,189,752
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.125% 9/1/14	850,000	865,589
		2,055,341
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	1,800,000	1,827,252
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.669% 12/1/17 (d)	1,100,000	913,066
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
(Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,300,000	1,405,534
(Immanuel Med. Ctr. Proj.) Series 2010, 5.5% 1/1/30	1,000,000	999,920
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,031,860
		5,350,380
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C, 5.375% 7/1/22 (AMBAC Insured) (g)	1,000,000	1,012,210
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,085,400
5.625% 7/1/32	3,000,000	3,292,440
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B:
5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,083,960
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,600
		7,555,610
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	1,800,000	1,821,024
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	100,000	101,614
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	1,000,000	1,084,790
		3,007,428
New Jersey - 1.1%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	700,000	810,397
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,054,740
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,081,130
5.25% 3/1/23	2,000,000	2,151,200
5.25% 3/1/25	1,500,000	1,605,855
5.25% 3/1/26	915,000	976,644
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,114,350
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	1,600,000	1,833,600
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	1,000,000	1,056,150
New Jersey Trans. Trust Fund Auth. Series B, 5.25% 12/15/22 (AMBAC Insured)	400,000	446,600
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	1,000,000	1,038,810
		13,169,476
Municipal Bonds - continued
	Principal Amount	Value
New Mexico - 0.2%
Albuquerque Arpt. Rev. 6.75% 7/1/11 (AMBAC Insured) (g)	$ 1,805,000	$ 1,901,531
New York - 9.8%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/16	1,500,000	1,628,715
5.75% 5/1/21	1,200,000	1,277,136
Series 2004:
5.75% 5/1/17	1,600,000	1,762,352
5.75% 5/1/25 (FSA Insured)	600,000	643,842
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	2,000,000	1,931,380
5% 2/15/47	1,200,000	1,158,828
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,400,000	1,448,818
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (h)	1,000,000	1,086,880
New York City Gen. Oblig.:
Series 2003 J:
5.5% 6/1/19	630,000	679,726
5.5% 6/1/19 (Pre-Refunded to 6/1/13 @ 100) (h)	250,000	283,625
Series 2005 G, 5% 8/1/15	1,000,000	1,130,930
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,628,730
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,185,280
Series 2009 H1, 5% 3/1/15 (Assured Guaranty Corp. Insured)	3,900,000	4,404,543
Series 2009 I-1, 5.625% 4/1/29	600,000	666,720
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	500,000	514,115
Series 2003 A, 5.125% 6/15/34	2,000,000	2,056,460
Series 2003 E, 5% 6/15/34	1,600,000	1,654,832
Series 2005 D:
5% 6/15/37	400,000	417,744
5% 6/15/38	1,300,000	1,357,057
5% 6/15/39	500,000	524,065
Series 2007 DD, 4.75% 6/15/35	1,400,000	1,421,028
Series 2009 A, 5.75% 6/15/40	2,300,000	2,601,875
Series 2009 EE, 5.25% 6/15/40	1,800,000	1,934,730
Series FF 2, 5.5% 6/15/40	3,000,000	3,352,770
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	$ 1,000,000	$ 1,096,540
Series 2009 S3, 5.25% 1/15/34	4,000,000	4,237,240
Series 2009 S4, 5.75% 1/15/39	1,600,000	1,783,904
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	1,000,000	1,063,880
6% 11/1/28 (b)	2,000,000	2,142,480
Series 2003 B, 5.25% 2/1/29 (b)	2,000,000	2,061,020
Series 2004 B, 5% 8/1/32	1,300,000	1,339,442
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,028,050
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	1,000,000	1,022,960
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	2,700,000	3,045,168
Series 2009 A, 5% 2/15/34	1,100,000	1,162,326
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.):
Series A, 5.75% 7/1/13	1,500,000	1,596,270
Series C, 7.5% 7/1/10	100,000	101,022
(New York Univ. Hosp. Ctr. Proj.):
Series 2007 A, 5% 7/1/14	1,000,000	1,048,820
Series 2007 B, 5.25% 7/1/24	200,000	205,018
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,450
Series 2002 B, 5.25%, tender 5/15/12 (d)	1,100,000	1,185,525
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,369,100
Series B, 5% 11/15/34	1,200,000	1,253,628
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (FGIC Insured)	1,900,000	2,118,481
Series 2008 A, 5.25% 11/15/36	3,700,000	3,811,148
Series 2008 C, 6.5% 11/15/28	1,000,000	1,159,530
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,500,000	1,625,130
New York Thruway Auth. Gen. Rev. Series 2005 G, 5.25% 1/1/27	1,600,000	1,686,912
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	1,500,000	1,645,515
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,199,000
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Syracuse Indl. Dev. Auth. Pilot Rev. (Carousel Ctr. Co. Proj.) 5% 1/1/36 (XL Cap. Assurance, Inc. Insured) (g)	$ 2,700,000	$ 1,891,539
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	1,030,000	1,106,560
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	1,000,000	1,067,060
5.25% 6/1/22 (AMBAC Insured)	2,360,000	2,508,963
5.5% 6/1/14	440,000	441,342
5.5% 6/1/16	4,700,000	4,715,228
5.5% 6/1/17	4,000,000	4,176,960
Series 2003B 1C:
5.5% 6/1/14	400,000	401,220
5.5% 6/1/15	1,700,000	1,705,916
5.5% 6/1/16	1,000,000	1,047,980
5.5% 6/1/17	1,600,000	1,670,784
5.5% 6/1/18	2,800,000	2,986,116
5.5% 6/1/19	1,600,000	1,727,760
5.5% 6/1/21	5,000,000	5,371,750
5.5% 6/1/22	1,500,000	1,605,600
		115,231,518
New York & New Jersey - 0.2%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	500,000	502,790
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,400,000	1,485,176
		1,987,966
North Carolina - 1.1%
Charlotte Ctfs. of Prtn. (2003 Govt. Facilities Projs.) Series G, 5% 6/1/33	1,000,000	1,023,380
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (g)	1,000,000	1,029,730
Dare County Ctfs. of Prtn. 5.25% 6/1/15 (AMBAC Insured)	1,195,000	1,305,956
Nash Health Care Sys. Health Care Facilities Rev. 5% 11/1/30 (FSA Insured)	1,200,000	1,219,080
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	355,000	359,810
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2003 A, 5.5% 1/1/11	$ 1,620,000	$ 1,667,596
Series 2009 B, 5% 1/1/26	1,800,000	1,866,042
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A, 5% 2/1/18	1,000,000	1,071,660
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,074,790
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,035,460
Union County Ctfs. of Prtn. 5% 6/1/18 (AMBAC Insured)	1,305,000	1,423,886
		13,077,390
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,000,000	1,003,350
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,215,300
		2,218,650
Ohio - 1.0%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	2,000,000	1,562,900
Series A-2:
5.875% 6/1/47	1,300,000	972,244
6.5% 6/1/47	2,800,000	2,300,648
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	982,450
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	2,000,000	2,096,620
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	1,500,000	1,661,325
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	410,000	421,644
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,407,448
		11,405,279
Municipal Bonds - continued
	Principal Amount	Value
Oklahoma - 0.8%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,695,000	$ 1,826,820
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000,000	1,064,930
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.25% 8/15/29	1,600,000	1,654,112
5.5% 8/15/22	2,865,000	3,085,576
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,636,335
		9,267,773
Oregon - 0.7%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2009 A, 5.5% 7/15/35	1,000,000	1,032,690
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,200,000	1,253,712
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series A, 5.375% 5/1/15 (AMBAC Insured)	1,715,000	1,794,799
Oregon Gen. Oblig. (State Board of Higher Ed. Proj.) Series 2009 A:
5.75% 8/1/25	500,000	577,950
5.75% 8/1/26	1,000,000	1,150,510
5.75% 8/1/28	500,000	570,285
5.75% 8/1/29	500,000	568,765
Yamhill County School District #029J Newberg 5.5% 6/15/19 (FGIC Insured)	1,000,000	1,156,530
		8,105,241
Pennsylvania - 2.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	850,000	942,752
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,142,174
Annville-Cleona School District 5.5% 3/1/22 (FSA Insured)	1,250,000	1,367,525
Canon McMillan School District:
Series 2001 B, 5.75% 12/1/33 (FGIC Insured)	1,000,000	1,021,330
Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,595,000	1,648,736
Delaware County Auth. College Rev. (Haverford College Proj.) 5.75% 11/15/29	3,500,000	3,560,935
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	700,000	841,715
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	$ 400,000	$ 484,744
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	2,034,617
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A, 6.25% 11/1/31 (g)	2,000,000	2,030,880
(Shippingport Proj.) Series 2002 A, 4.35%, tender 6/1/10 (d)(g)	500,000	500,615
Pennsylvania Higher Edl. Facilities Auth. Rev. (Lafayette College Proj.) 6% 5/1/30	2,565,000	2,567,411
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	1,500,000	1,552,860
Series 2009 D, 5.5% 12/1/41	2,400,000	2,521,992
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	520,915
(1998 Gen. Ordinance Proj.) Fifth Series A1, 5% 9/1/33 (FSA Insured)	600,000	609,504
Philadelphia Gen. Oblig. Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	600,000	695,862
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	200,000	207,632
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	2,808,600
		27,060,799
Puerto Rico - 0.8%
Puerto Rico Govt. Dev. Bank:
Series 2006 B:
5% 12/1/10	1,000,000	1,018,580
5% 12/1/12	2,500,000	2,650,875
Series 2006 C, 5.25% 1/1/15 (g)	1,000,000	1,045,650
Puerto Rico Pub. Bldg. Auth. Rev.:
Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	600,000	637,830
5.75%, tender 7/1/17 (d)	1,100,000	1,186,042
Series N, 5.5% 7/1/22	1,100,000	1,147,443
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41	$ 2,800,000	$ 443,044
Series 2009 A, 6% 8/1/42	1,400,000	1,522,976
		9,652,440
Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series A, 5.25% 9/15/17 (AMBAC Insured)	1,000,000	1,075,610
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt. Rev. Series A, 7% 7/1/14 (FSA Insured) (g)	3,440,000	3,689,813
		4,765,423
South Carolina - 1.3%
Greenville County School District Installment Purp. Rev. 5% 12/1/12	3,750,000	4,067,025
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,064,750
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17	1,015,000	1,113,039
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	300,000	294,144
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,045,680
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. (Palmetto Health Alliance Proj.) Series 2000 A, 7.375% 12/15/21 (Pre-Refunded to 12/15/10 @ 102) (h)	1,000,000	1,061,510
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,347,450
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,000,000	1,079,000
		15,072,598
Tennessee - 0.9%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006:
5% 12/15/13	1,000,000	1,060,190
5% 12/15/15	1,500,000	1,586,250
5% 12/15/16	1,500,000	1,563,300
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,000,000	1,014,520
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	$ 1,400,000	$ 1,475,082
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,861,659
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (g)	1,600,000	1,673,776
		10,234,777
Texas - 12.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	1,200,000	1,247,712
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,129,800
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B, 5.75% 1/1/34	1,000,000	833,330
Austin Util. Sys. Rev. 0% 11/15/12 (AMBAC Insured)	1,300,000	1,231,282
Bastrop Independent School District Series 2007, 5.25% 2/15/42	5,000,000	5,279,400
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	300,000	308,481
Boerne Independent School District Series 2004, 5.25% 2/1/35	900,000	926,028
Comal Independent School District:
Series 2007, 5% 2/1/36	2,500,000	2,589,275
Series 2008A, 5.25% 2/1/23	2,240,000	2,532,790
Corpus Christi Util. Sys. Rev. 5.25% 7/15/18 (FSA Insured)	1,000,000	1,123,250
Corsicana Independent School District 5.125% 2/15/28	1,015,000	1,074,103
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	1,400,000	1,196,300
Dallas Area Rapid Transit Sales Tax Rev.:
Series 2008, 5.25% 12/1/43	3,785,000	3,973,947
5% 12/1/36	4,700,000	4,902,899
5.25% 12/1/38	5,600,000	6,027,784
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2007, 5% 11/1/19 (XL Cap. Assurance, Inc. Insured) (g)	2,500,000	2,529,025
Series 2009 A, 5% 11/1/24	1,000,000	1,050,240
Series A, 5.25% 11/1/12 (g)	1,000,000	1,076,500
Dallas Independent School District Series 2008, 6.375% 2/15/34	300,000	352,458
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (FSA Insured)	$ 1,280,000	$ 1,332,890
Eagle Mountain & Saginaw Independent School District Series 2008, 5% 8/15/38	1,480,000	1,550,374
Fort Bend Independent School District Series 2009, 5% 2/15/34	2,500,000	2,634,525
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,395,168
Garland Independent School District Series 2001, 5.5% 2/15/19	45,000	45,137
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.) 5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,049,390
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 4.59%, tender 5/3/10 (d)(g)	1,500,000	1,500,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Children's Hosp. Proj.) Series 2010, 5% 10/1/29	500,000	514,340
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,979,100
(Road Proj.) Series 2008 B, 5.25% 8/15/47	6,800,000	7,100,968
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	565,710
Series 2004 A, 5.25% 10/1/24	500,000	556,350
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,360,356
Hays Consolidated Independent School District Series A, 5.125% 8/15/30	1,000,000	1,052,020
Houston Arpt. Sys. Rev. Series A, 5.625% 7/1/19 (FSA Insured) (g)	1,000,000	1,023,630
Houston Independent School District:
Series 2005 A, 0% 2/15/16	1,700,000	1,452,650
0% 8/15/13	1,300,000	1,233,843
Houston Util. Sys. Rev. Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (d)	2,100,000	2,184,126
Humble Independent School District:
Series 2000, 0% 2/15/17	1,000,000	811,260
Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,973,898
Irving Gen. Oblig. Series 2009, 5% 9/15/19	1,690,000	1,947,624
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Judson Independent School District Series 2005 B, 5% 2/1/24 (FSA Insured)	$ 950,000	$ 993,377
Kermit Independent School District Series 2007, 5.25% 2/15/32	700,000	750,596
Lampasas Independent School District (School Bldg. Proj.) Series 2007, 5.25% 2/15/32	1,000,000	1,060,150
Lewisville Independent School District 0% 8/15/19	2,340,000	1,675,955
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	1,100,000	1,164,614
Longview Independent School District 5% 2/15/37	1,000,000	1,039,050
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,300,000	1,361,061
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	700,000	701,939
Series C, 5.25% 5/15/19 (AMBAC Insured)	1,000,000	1,064,050
Mansfield Independent School District:
5.375% 2/15/26	145,000	147,620
5.5% 2/15/17	25,000	26,520
Montgomery County Muni. Util. District #46 5% 3/1/21 (FSA Insured)	1,040,000	1,052,574
North Central Texas Health Facilities Dev. Corp. Rev. (Children's Med. Ctr. of Dallas Proj.) 5.5% 8/15/16 (AMBAC Insured)	1,230,000	1,311,463
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,002,890
North Texas Tollway Auth. Rev.:
Series 2008 A, 6% 1/1/24	2,000,000	2,189,620
Series 2008 E3, 5.75%, tender 1/1/16 (d)	1,000,000	1,111,780
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,100,000	840,730
Series 2009 A, 6.25% 1/1/39	1,800,000	1,973,592
Northside Independent School District 5.5% 2/15/15	940,000	969,394
Northwest Texas Independent School District 5.5% 8/15/21	170,000	182,743
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	420,808
5.375% 8/15/37	2,000,000	2,139,440
San Antonio Arpt. Sys. Rev.:
5% 7/1/16 (FSA Insured) (g)	1,635,000	1,728,833
5.25% 7/1/18 (FSA Insured) (g)	2,505,000	2,621,808
San Antonio Elec. & Gas Sys. Rev. Series 2008:
5% 2/1/22	1,000,000	1,103,720
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev. Series 2008: - continued
5% 2/1/24	$ 1,000,000	$ 1,095,190
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	2,300,000	2,389,240
San Marcos Consolidated Independent School District 5% 8/1/20	1,525,000	1,636,691
Spring Branch Independent School District:
Series 2001, 5.375% 2/1/18	345,000	354,339
Series 2008, 5.25% 2/1/38	3,145,000	3,344,456
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,100,000	1,190,002
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,258,613
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. (Cook Children's Med. Ctr. Proj.) Series 2010 A, 5% 12/1/33	1,450,000	1,465,646
Texas Gen. Oblig. (Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	1,500,000	1,522,875
Series 2008, 4.75% 4/1/37	4,500,000	4,538,205
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/11 (AMBAC Insured)	4,700,000	4,614,084
0% 9/1/11 (Escrowed to Maturity) (h)	50,000	49,391
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	938,289
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,453,554
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	1,400,000	1,467,732
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	4,100,000	4,114,391
5.75% 8/15/38 (AMBAC Insured)	3,775,000	3,809,051
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/21	1,000,000	1,110,700
5% 4/1/23	1,500,000	1,645,590
Texas Wtr. Dev. Board Rev.:
Series 1999 A, 5.5% 7/15/21	1,000,000	1,003,050
Series 2008 B, 5.25% 7/15/23	1,600,000	1,785,264
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100) (h)	$ 1,000,000	$ 1,099,570
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,861,900
5.5% 2/15/37	2,100,000	2,272,158
White Settlement Independent School District Series 2004, 5.75% 8/15/34	1,440,000	1,506,715
Williamson County Gen. Oblig. 5.5% 2/15/19 (FSA Insured)	35,000	35,890
		148,844,876
Utah - 0.1%
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,200,000	1,283,244
Vermont - 0.4%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	400,000	405,248
6.125% 12/1/27 (AMBAC Insured)	1,000,000	1,006,550
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,704,624
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,034,690
		5,151,112
Virginia - 0.4%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (d)	4,000,000	4,422,640
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	400,000	403,648
		4,826,288
Washington - 5.7%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	748,930
Grant County Pub. Util. District #2 (Priest Rapids Hydro-Elec. Proj.) Second Series B, 5.375% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,715,000	1,736,918
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,950,000	$ 1,998,341
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,096,380
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,039,570
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,078,140
5% 1/1/35	2,000,000	2,078,920
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	2,800,000	2,844,436
Series 2008, 5.75% 1/1/43	3,600,000	3,929,868
Series 2009, 5.25% 1/1/42	1,000,000	1,066,510
Port of Seattle Passenger Facilities Charge Rev. Series B, 5.25% 12/1/14 (AMBAC Insured) (g)	3,000,000	3,021,360
Spokane County School District #81 5.25% 12/1/18	1,000,000	1,088,240
Spokane Gen. Oblig. 5.25% 12/1/24 (AMBAC Insured)	1,000,000	1,066,360
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. 5.75% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,480
Washington Gen. Oblig.:
Series 2001 C:
5.25% 1/1/16 (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,031,850
5.25% 1/1/26 (FSA Insured) (Pre-Refunded to 1/1/11 @ 100) (h)	1,000,000	1,032,190
Series R 97A, 0% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	859,380
Series S5, 0% 1/1/18	2,230,000	1,735,743
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,316,950
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	2,000,000	2,094,400
(MultiCare Health Sys. Proj.):
Series 2007 B, 5.5% 8/15/38 (FSA Insured)	3,000,000	3,094,260
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,000,000	1,070,360
Series 2010 A, 5% 8/15/18	2,295,000	2,443,578
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,080,250
Series 2006 D, 5.25% 10/1/33	1,000,000	1,033,510
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	1,400,000	1,443,064
5.7% 7/1/38	2,270,000	2,275,017
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	16,000,000	17,508,153
		66,885,158
West Virginia - 0.3%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Proj.) Series 2008 E, 7.125%, tender 6/1/10 (d)(g)	3,000,000	3,010,500
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,037,450
		4,047,950
Wisconsin - 0.7%
Badger Tobacco Asset Securitization Corp.:
6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	570,000	611,131
6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100) (h)	400,000	444,420
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	335,000	351,164
Menasha Joint School District:
5.5% 3/1/17 (FSA Insured)	65,000	68,319
5.5% 3/1/17 (FSA Insured) (Pre-Refunded to 3/1/12 @ 100) (h)	1,095,000	1,167,478
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 E, 5% 11/15/30	1,900,000	1,938,950
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	947,910
Series B, 6% 2/15/25	1,500,000	1,510,875
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	500,000	499,770
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A, 5.5% 8/15/16	1,000,000	1,025,490
		8,565,507
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 1,100,000	$ 1,177,704
TOTAL MUNICIPAL BONDS (Cost $1,092,964,937)		1,125,147,778
Municipal Notes - 0.2%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $1,500,000)	1,500,000	1,552,200
Money Market Funds - 0.7%
	Shares
Fidelity Municipal Cash Central Fund, 0.30% (e)(f) (Cost $8,309,000)	8,309,000	8,309,000
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $1,102,773,937)		1,135,008,978
NET OTHER ASSETS - 3.6%		42,770,247
NET ASSETS - 100%		$ 1,177,779,225
Security Type Abbreviations
BAN BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 9,832
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,126,699,978	$ -	$ 1,126,699,978	$ -
Money Market Funds	8,309,000	8,309,000	-	-
Total Investments in Securities:	$ 1,135,008,978	$ 8,309,000	$ 1,126,699,978	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	33.3%
Health Care	19.9%
Water & Sewer	8.9%
Transportation	8.1%
Special Tax	7.9%
Electric Utilities	7.4%
Others* (Individually Less Than 5%)	14.5%
100.0%
* Includes net other assets
Income Tax Information
At October 31, 2009, the fund had a capital loss carryforward of approximately $1,172,352 all of which will expire on October 31, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,094,464,937)	$ 1,126,699,978
Fidelity Central Funds (cost $8,309,000)	8,309,000
Total Investments (cost $1,102,773,937)		$ 1,135,008,978
Cash		38,474,708
Receivable for fund shares sold		1,852,562
Interest receivable		16,340,808
Distributions receivable from Fidelity Central Funds		1,957
Prepaid expenses		1,141
Receivable from investment adviser for expense reductions		7,537
Other receivables		7,608
Total assets		1,191,695,299

Liabilities
Payable for investments purchased Regular delivery	$ 2,379,867
Delayed delivery	6,390,228
Payable for fund shares redeemed	2,988,034
Distributions payable	1,200,841
Accrued management fee	354,181
Distribution fees payable	280,447
Other affiliated payables	292,010
Other payables and accrued expenses	30,466
Total liabilities		13,916,074

Net Assets		$ 1,177,779,225
Net Assets consist of:
Paid in capital		$ 1,146,831,936
Undistributed net investment income		382,553
Accumulated undistributed net realized gain (loss) on investments		(1,670,305)
Net unrealized appreciation (depreciation) on investments		32,235,041
Net Assets		$ 1,177,779,225

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($430,910,367 ÷ 33,820,472 shares)	$ 12.74

Maximum offering price per share (100/96.00 of $12.74)	$ 13.27
Class T: Net Asset Value and redemption price per share ($255,413,167 ÷ 19,996,086 shares)	$ 12.77

Maximum offering price per share (100/96.00 of $12.77)	$ 13.30
Class B: Net Asset Value and offering price per share ($23,432,213 ÷ 1,844,064 shares)A	$ 12.71

Class C: Net Asset Value and offering price per share ($145,904,660 ÷ 11,428,495 shares)A	$ 12.77

Institutional Class: Net Asset Value, offering price and redemption price per share ($322,118,818 ÷ 25,394,855 shares)	$ 12.68

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2010 (Unaudited)

Investment Income
Interest		$ 25,244,519
Income from Fidelity Central Funds		9,832
Total income		25,254,351

Expenses
Management fee	$ 2,046,992
Transfer agent fees	762,686
Distribution fees	1,656,835
Accounting fees and expenses	113,051
Custodian fees and expenses	8,862
Independent trustees' compensation	1,894
Registration fees	89,141
Audit	25,246
Legal	2,914
Miscellaneous	7,240
Total expenses before reductions	4,714,861
Expense reductions	(50,391)	4,664,470
Net investment income		20,589,881
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(272,591)
Change in net unrealized appreciation (depreciation) on investment securities		17,839,870
Net gain (loss)		17,567,279
Net increase (decrease) in net assets resulting from operations		$ 38,157,160

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2010 (Unaudited)	Year ended October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 20,589,881	$ 34,369,965
Net realized gain (loss)	(272,591)	(1,075,726)
Change in net unrealized appreciation (depreciation)	17,839,870	71,949,909
Net increase (decrease) in net assets resulting from operations	38,157,160	105,244,148
Distributions to shareholders from net investment income	(20,562,974)	(34,328,568)
Share transactions - net increase (decrease)	95,045,569	256,409,927
Total increase (decrease) in net assets	112,639,755	327,325,507

Net Assets
Beginning of period	1,065,139,470	737,813,963
End of period (including undistributed net investment income of $382,553 and undistributed net investment income of $355,646, respectively)	$ 1,177,779,225	$ 1,065,139,470

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 11.55	$ 12.72	$ 13.00	$ 12.97	$ 13.28
Income from Investment Operations
Net investment income E	.235	.479	.476	.488	.504	.521
Net realized and unrealized gain (loss)	.200	.991	(1.094)	(.185)	.193	(.201)
Total from investment operations	.435	1.470	(.618)	.303	.697	.320
Distributions from net investment income	(.235)	(.480)	(.477)	(.488)	(.505)	(.520)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.235)	(.480)	(.552)	(.583)	(.667)	(.630)
Net asset value, end of period	$ 12.74	$ 12.54	$ 11.55	$ 12.72	$ 13.00	$ 12.97
Total Return B, C, D	3.50%	12.96%	(5.06)%	2.39%	5.56%	2.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.81% A	.79%	.78%	.73%	.68%	.69%
Expenses net of fee waivers, if any	.80% A	.79%	.78%	.73%	.68%	.69%
Expenses net of all reductions	.80% A	.79%	.74%	.70%	.63%	.67%
Net investment income	3.75% A	3.96%	3.85%	3.82%	3.93%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 430,910	$ 403,580	$ 235,466	$ 160,903	$ 144,183	$ 123,844
Portfolio turnover rate G	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.58	$ 12.75	$ 13.02	$ 13.00	$ 13.31
Income from Investment Operations
Net investment income E	.237	.481	.480	.484	.493	.509
Net realized and unrealized gain (loss)	.198	.990	(1.098)	(.177)	.181	(.202)
Total from investment operations	.435	1.471	(.618)	.307	.674	.307
Distributions from net investment income	(.235)	(.481)	(.477)	(.482)	(.492)	(.507)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.235)	(.481)	(.552)	(.577)	(.654)	(.617)
Net asset value, end of period	$ 12.77	$ 12.57	$ 11.58	$ 12.75	$ 13.02	$ 13.00
Total Return B, C, D	3.50%	12.94%	(5.05)%	2.42%	5.36%	2.35%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.78%	.77%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.79% A	.78%	.77%	.77%	.78%	.79%
Expenses net of all reductions	.78% A	.78%	.74%	.74%	.73%	.77%
Net investment income	3.77% A	3.97%	3.85%	3.78%	3.83%	3.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 255,413	$ 256,358	$ 233,891	$ 281,113	$ 310,132	$ 318,973
Portfolio turnover rate G	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 11.52	$ 12.69	$ 12.97	$ 12.94	$ 13.25
Income from Investment Operations
Net investment income E	.194	.397	.396	.398	.407	.421
Net realized and unrealized gain (loss)	.200	.993	(1.096)	(.185)	.193	(.200)
Total from investment operations	.394	1.390	(.700)	.213	.600	.221
Distributions from net investment income	(.194)	(.400)	(.395)	(.398)	(.408)	(.421)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.194)	(.400)	(.470)	(.493)	(.570)	(.531)
Net asset value, end of period	$ 12.71	$ 12.51	$ 11.52	$ 12.69	$ 12.97	$ 12.94
Total Return B, C, D	3.18%	12.26%	(5.70)%	1.68%	4.78%	1.70%
Ratios to Average Net Assets F, H
Expenses before reductions	1.47% A	1.45%	1.44%	1.43%	1.44%	1.45%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.44%	1.43%	1.44%	1.45%
Expenses net of all reductions	1.45% A	1.45%	1.40%	1.40%	1.39%	1.42%
Net investment income	3.11% A	3.30%	3.19%	3.12%	3.17%	3.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,432	$ 26,607	$ 31,611	$ 48,172	$ 65,114	$ 82,084
Portfolio turnover rate G	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.57	$ 11.57	$ 12.74	$ 13.02	$ 12.99	$ 13.30
Income from Investment Operations
Net investment income E	.188	.390	.384	.388	.396	.410
Net realized and unrealized gain (loss)	.199	.999	(1.096)	(.187)	.192	(.202)
Total from investment operations	.387	1.389	(.712)	.201	.588	.208
Distributions from net investment income	(.187)	(.389)	(.383)	(.386)	(.396)	(.408)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.187)	(.389)	(.458)	(.481)	(.558)	(.518)
Net asset value, end of period	$ 12.77	$ 12.57	$ 11.57	$ 12.74	$ 13.02	$ 12.99
Total Return B, C, D	3.11%	12.19%	(5.77)%	1.58%	4.66%	1.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.55% A	1.53%	1.53%	1.52%	1.53%	1.54%
Expenses net of fee waivers, if any	1.55% A	1.53%	1.53%	1.52%	1.53%	1.54%
Expenses net of all reductions	1.55% A	1.53%	1.49%	1.49%	1.48%	1.52%
Net investment income	3.00% A	3.22%	3.09%	3.03%	3.08%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,905	$ 133,834	$ 72,444	$ 60,971	$ 62,799	$ 63,984
Portfolio turnover rate G	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2010	Years ended October 31,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 12.49	$ 11.50	$ 12.67	$ 12.95	$ 12.92	$ 13.24
Income from Investment Operations
Net investment income D	.249	.506	.504	.508	.520	.540
Net realized and unrealized gain (loss)	.191	.993	(1.093)	(.180)	.196	(.208)
Total from investment operations	.440	1.499	(.589)	.328	.716	.332
Distributions from net investment income	(.250)	(.509)	(.506)	(.513)	(.524)	(.542)
Distributions from net realized gain	-	-	(.075)	(.095)	(.162)	(.110)
Total distributions	(.250)	(.509)	(.581)	(.608)	(.686)	(.652)
Net asset value, end of period	$ 12.68	$ 12.49	$ 11.50	$ 12.67	$ 12.95	$ 12.92
Total Return B, C	3.56%	13.29%	(4.86)%	2.60%	5.73%	2.56%
Ratios to Average Net Assets E, G
Expenses before reductions	.57% A	.55%	.54%	.53%	.54%	.53%
Expenses net of fee waivers, if any	.55% A	.55%	.54%	.53%	.54%	.53%
Expenses net of all reductions	.55% A	.55%	.50%	.50%	.49%	.51%
Net investment income	4.00% A	4.20%	4.08%	4.02%	4.07%	4.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 322,119	$ 244,761	$ 164,402	$ 132,581	$ 61,573	$ 69,857
Portfolio turnover rate F	7% A	6%	14%	27%	26%	22%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2010 (Unaudited)

1. Organization.

Fidelity Advisor Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The aggregate value of investments by input level, as of April 30, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to futures transactions.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 40,793,762
Gross unrealized depreciation	(8,194,581)
Net unrealized appreciation (depreciation)	$ 32,599,181

Tax cost	$ 1,102,409,797

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $122,597,594 and $38,768,468, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 522,416	$ 36,119
Class T	-%	.25%	320,010	2,669
Class B	.65%	.25%	112,365	81,477
Class C	.75%	.25%	702,044	300,588
			$ 1,656,835	$ 420,853

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C,.75% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 59,540
Class T	8,293
Class B*	23,634
Class C*	14,789
$ 106,256

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 289,096.14
Class T	153,659.12
Class B	18,439.15
Class C	92,037.13
Institutional Class	209,455.15
	$ 762,686

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,214 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	.80%	$ 10,251
Class B	1.45%	2,382
Class C	1.55%	2,339
Institutional Class	.55%	20,259
		$ 35,231

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $8,391 and $6,769, respectively.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2010	Year ended October 31, 2009
From net investment income
Class A	$ 7,767,733	$ 12,628,165
Class T	4,765,746	9,684,323
Class B	385,473	971,187
Class C	2,079,281	3,189,552
Institutional Class	5,564,741	7,855,341
Total	$ 20,562,974	$ 34,328,568

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2010	Year ended October 31, 2009	Six months ended April 30, 2010	Year ended October 31, 2009
Class A
Shares sold	5,385,462	17,644,983	$ 67,971,412	$ 212,789,356
Reinvestment of distributions	460,298	750,038	5,811,318	9,108,026
Shares redeemed	(4,198,521)	(6,612,381)	(53,002,866)	(79,633,241)
Net increase (decrease)	1,647,239	11,782,640	$ 20,779,864	$ 142,264,141
Class T
Shares sold	878,771	3,385,860	$ 11,110,784	$ 41,223,052
Reinvestment of distributions	272,554	558,501	3,449,310	6,769,874
Shares redeemed	(1,541,853)	(3,763,657)	(19,510,836)	(45,360,623)
Net increase (decrease)	(390,528)	180,704	$ (4,950,742)	$ 2,632,303
Class B
Shares sold	184,134	639,952	$ 2,317,168	$ 7,686,240
Reinvestment of distributions	18,821	47,481	236,953	571,399
Shares redeemed	(485,562)	(1,305,143)	(6,108,562)	(15,681,668)
Net increase (decrease)	(282,607)	(617,710)	$ (3,554,441)	$ (7,424,029)
Class C
Shares sold	1,781,757	6,138,592	$ 22,524,878	$ 74,641,639
Reinvestment of distributions	100,948	155,248	1,277,228	1,889,300
Shares redeemed	(1,102,451)	(1,907,282)	(13,943,829)	(23,080,786)
Net increase (decrease)	780,254	4,386,558	$ 9,858,277	$ 53,450,153
Institutional Class
Shares sold	8,503,099	11,822,593	$ 106,937,908	$ 142,786,646
Reinvestment of distributions	231,692	359,361	2,912,884	4,340,047
Shares redeemed	(2,937,618)	(6,880,759)	(36,938,181)	(81,639,334)
Net increase (decrease)	5,797,173	5,301,195	$ 72,912,611	$ 65,487,359

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Research & Analysis Company

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

HIMI-USAN-0610
1.784902.107

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 28, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2010